Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Revenues	¥ 11,095,317	¥ 10,925,174	¥ 10,700,740
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	3,505,519	3,572,310	3,659,820
Operating Segments | Regional Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	3,032,292	3,129,362	3,204,258
Operating Segments | Regional Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	473,227	442,948	455,562
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	1,998,641	1,809,902	1,657,947
Operating Segments | Long Distance And International Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,906,784	1,713,439	1,554,706
Operating Segments | Long Distance And International Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	91,857	96,463	103,241
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,383,397	4,461,203	4,470,122
Operating Segments | Mobile Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	4,340,317	4,422,614	4,431,032
Operating Segments | Mobile Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	43,080	38,589	39,090
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,511,019	1,343,855	1,303,516
Operating Segments | Data Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,401,348	1,221,481	1,154,143
Operating Segments | Data Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	109,671	122,374	149,373
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues	1,272,240	1,328,526	1,251,862
Operating Segments | Other | External Customers
Segment Reporting Information [Line Items]
Revenues	414,576	438,278	356,601
Operating Segments | Other | Intersegment
Segment Reporting Information [Line Items]
Revenues	857,664	890,248	895,261
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenues	¥ (1,575,499)	¥ (1,590,622)	¥ (1,642,527)